Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property And Equipment Details Narrative
Depreciation	$ 5,465	$ 1,554	$ 17,543	$ 3,227	$ 19,858	$ 3,612